Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair value measurements
Summary of assets and liabilities measured or disclosed at fair value

Fair value measurement at December 31, 2025 using
Significant
		Quoted prices in	other
	Total Fair	active markets	observable	Significant
	Value at	for identical	inputs	unobservable	Fair value
	December 31, 2025	assets (Level 1)	(Level 2)	inputs (Level 3)	adjustment
	RMB	RMB	RMB	RMB	RMB
Fair value measurements on a recurring basis:
Equity investment with readily determinable fair value	5,090	—	5,090	—	90
Total assets measured at fair value	5,090	—	5,090	—	90